Related Party Transactions - Schedule of Principal Related Parties (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder	Principal shareholder
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder	Principal shareholder
Mr. Wen Haoxiang [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder	Principal shareholder